OTHER CURRENT RECEIVABLES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense	$ 11,534	$ 10,170	$ 8,563
European Horizon2020 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Award received		$ 721
Grant receivable	116
Research and development expense	$ 395